Debtor-in-Possession Financial Information	12 Months Ended
Dec. 31, 2012
Debtor-in-Possession Financial Information [Abstract]
Debtor-in-Possession Financial Information [Text Block]
NOTE C—DEBTOR-IN-POSSESSION FINANCIAL INFORMATION

Liabilities Subject to Compromise

As required by ASC Topic 852, the amount of liabilities subject to compromise represents management's estimate of known or potential prepetition and post-petition claims to be addressed in connection with the bankruptcy filing.  Such claims are subject to future adjustments.  The liabilities subject to compromise consist of the following at December 31, 2012 (in $1,000s):

Trust-preferred securities	$151,296
Senior notes	6,820
Accrued interest payable	33,318
Accrued estimated taxes payable	7,108
Accounts payable and other accrued liabilities	1,751

Total liabilities subject to compromise	$200,293

In accordance with ASC Topic 852, interest was no longer accrued on the trust-preferred securities and senior notes included in liabilities subject to compromise after Capitol filed for bankruptcy protection.  If Capitol had continued to accrue interest on these debt obligations, additional contractual interest expense of approximately $4 million for the year ended December 31, 2012 would have been recorded.

Reorganization Items

Professional advisory fees and other costs directly associated with the reorganization are reported separately as reorganization items pursuant to ASC Topic 852.  From the August 9, 2012 bankruptcy filing date forward, the reorganization items for the year ended December 31, 2012 consisted of the following (in $1,000s):

Deferred issuance costs	$2,081
Professional fees	875

Total reorganization items	$2,956

Deferred issuance costs originated from the issuance of the trust-preferred securities which have been included in liabilities subject to compromise.  In accordance with ASC Topic 852, the trust-preferred securities were required to be adjusted to the allowed amount of the claim and, as such, the remaining accumulated deferred issuance costs as of the bankruptcy filing date were written off and reported as a reorganization item.